Note 15 - Employees' Postretirement Benefits and Other Benefits (Table)	12 Months Ended
Dec. 31, 2010
Pension and other Postretirement Benefits Disclosure [Abstract]
Balances related to Employees' Postretirement Benefits [Table Text Block]

	As of
	December 31, 2010			December 31, 2009
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	369	374	743	182	325	507
Variable Contribution plan	39	-	39	187	-	187
Employees' postretirement projected benefits obligation	408	374	782	369	325	694

Long-term liabilities
Defined-benefit plan	5,719	7,889	13,608	4,419	6,544	10,963
Variable Contribution plan	132	-	132	-	-	-
Employees' postretirement projected benefits obligation	5,851	7,889	13,740	4,419	6,544	10,963

	6,259	8,263	14,522	4,788	6,869	11,657

Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,322	609	3,931	2,282	121	2,403
Variable Contribution plan	189	-	189	91	-	91
Tax effect	(1,194)	(207)	(1,401)	(807)	(41)	(848)
Net balance recorded in shareholders' equity	2,317	402	2,719	1,566	80	1,646

Plan assets, Fair Value Measurements [Table Text Block]

Fair Value Measurements at December 31, 2010 (US$ millions)
Asset Category	Total Fair Value	Level 1	Level 2	Level 3	Allocation %

Fixed Income	14,810	9,483	5,327	-	54%
Corporate bonds	5,254	-	5,254	-	19%
Government bonds - Brazil	9,483	9,483	-	-	35%
Others	73	-	73	-	-
Variable income	10,974	6,280	1,319	3,375	40%
Brazilian Equity Securities	6,280	6,280	-	-	23%
Equity funds	4,670	-	1,296	3,374	17%
Other Investments	24	-	23	1	-
Real estate	877	-	-	877	3%

	26,661	15,763	6,646	4,252	97%

Loans	679				3%

Total	27,340				100%

Fair value of equity funds Level 3 [Table Text Block]

	US$ million
	Private equity funds	Other Investiments	Real estate	Total

Total at December 31,2009	2,403	10	505	2,918
Profitability of Plan Assets:	841	-	142	983
Purchases, Sales and Settlements	8	(9)	202	201
Gain on translation	122	-	28	150

Total at December 31, 2010	3,374	1	877	4,252

Effect of one-percentage-point change in assumed health care cost [Table Text Block]

	One percentage	One percentage
	point-increase	point-decrease

Effect on total of services and interest cost component	147	(119)
Effect on postretirement benefit obligation	1,210	(991)

Funded status of the plans [Table Text Block]

	2010			2009
	Pension Plans			Pension Plans
			Health Care Benefits			Health Care Benefits
	Defined-Benefits	Variable Contribution		Defined-Benefits	Variable Contribution

Change in benefit obligation:
Benefit obligation at beginning of year	27,276	302	6,869	16,041	128	4,225
Service cost	239	61	117	165	53	75
Interest cost	3,094	35	783	2,371	19	630
Plan change	-	-	-	-	-	-
Actuarial loss (gain)	2,292	28	480	3,403	42	575
Benefits paid	(1,052)	(2)	(309)	(909)	(2)	(236)
Variable contribution new pension plan	-	-	-	-	-	-
Other	(3)	-	-	(20)	1	-
Gain on translation	1,308	16	328	6,225	61	1,600

Benefit obligation at end of year	33,154	440	8,268	27,276	302	6,869

Change in plan assets:
Fair value of plan assets at beginning of year	22,674	116	-	14,079	36	-
Actual return on plan assets	3,812	19	-	3,703	14	-
Company's contributions	460	-	309	327	23	236
Employees' contributions	219	-	-	179	23	-
Benefits paid	(1,052)	(2)	(309)	(909)	(2)	(236)
Other	2	-	-	(5)	-	-
Gain on translation	1,088	4	-	5,300	21	-

Fair value of plan assets at end of year	27,203	137	-	22,674	116	-

Funded status	(5,951)	(303)	(8,268)	(4,602)	(186)	(6,869)

Amounts recognized in the balance sheet consist of:
Current liabilities	(105)	(303)	(374)	(183)	(186)	(325)
Long-term liabilities	(5,846)	-	(7,894)	(4,419)	-	(6,544)

	(5,951)	(303)	(8,268)	(4,602)	(186)	(6,869)

Unrecognized net actuarial loss	3,047	62	590	2,200	29	101
Unrecognized prior service cost	275	127	19	82	62	20

Accumulated other comprehensive income	3,322	189	609	2,282	91	121

Net amount recognized	(2,629)	(114)	(7,659)	(2,320)	(95)	(6,748)

Net periodic benefit cost [Table Text Block]

	2010			2009
	Pension Plans		Health Care Benefits	Pension Plans		Health Care Benefits
	Defined- Benefits	Variable Contribution		Defined- Benefits	Variable Contribution

Service cost-benefits earned during the year	243	62	119	165	53	75
Interest cost on projected benefit obligation	3,148	36	797	2,371	19	630
Expected return on plan assets	(2,682)	(17)	-	(1,995)	(8)	-
Amortization of net prior service cost	64	10	4	59	9	2
Gain (loss) on translation	(1)	-	-	53	6	104
	772	91	920	653	79	811

Employees' contributions	(223)	-	-	(179)	(23)	-

Net periodic benefit cost	549	91	920	474	56	811

Accumulated other comprehensive income [Table Text Block]

	2010			2009
	Pension Plans		Health Care Benefits	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution		Defined Benefits	Variable Contribution

Accumulated other comprehensive income at beginning of year	2,282	90	121	253	95	(404)
Net actuarial loss/(gain)	1,118	96	480	1,800	(82)	575
Amortization of actuarial (loss)/gain	(1)	(1)	-	-	-	-
Net prior service cost	-	-	-	-	-	-
Amortization of net prior service cost	(60)	(9)	(2)	(51)	(8)	2
Gain/(loss) on translation	(17)	13	10	280	86	(52)

Accumulated other comprehensive income at end of year	3,322	189	609	2,282	91	121

Amounts included in accumulated other comprehensive income, expected to be amortized into net periodic postretirement cost during 2011 [Table Text Block]

	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution
Unrecognized net actuarial loss (gain)	1	1	2
Unrecognized prior service cost	61	9	-

The main assumptions adopted in 2010 and 2009 for the actuarial calculation [Table Text Block]

	2010	2009

Discount rate	Inflation 5.3% to 4.3% p.a. (1) + interest 5.91% p.a.(2)	Inflation 4.5% to 4% p.a.(1) + interest: 6.57% p.a.(2)
Growth rate for salaries	Inflation 5.3% to 4.3% p.a. (1) + 2.220% p.a	Inflation 4.5% to 4% p.a.(1) + 2.295% p.a
Expected return rate from the pension plan assets	Inflation 5.3% p.a.(1) + interest: 6.78% p.a.	Inflation 4.5% p.a.(1)+ interest:6.74.% p.a.
Turnover rate of the health plans	0.660% p.a. (3)	0.768% p.a.(3)
Turnover rate of the pension plans	Null	Null
Rate for hospital medical costs	7.89% to 4.3% p.a. (4)	7.5% to 4% p.a. (4)
Mortality table	AT 2000, sex specific	AT 2000, sex specific
Disability table	TASA 1927	TASA 1927
Mortality table for disabled persons	AT 49, sex specific	AT 49, sex specific

(1) Inflation decreasing linearly in the next 5 years when it becomes constant.
(2) The Company uses a methodology for computing an equivalent real rate from the future curve of return of the longest term government bonds, considering in the calculation of this rate the maturity profile of the pension and health care liabilities.
(3) Average turnover which varies according to age and time of service.
(4) Decreasing rate attaining in the next 30 years the projected long-term expectations for inflation.

Benefit payments expected to be paid by the pension fund in the next 10 years [Table Text Block]

	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution

2011	1,687	8	370
2012	1,887	13	411
2013	2,082	19	456
2014	2,287	26	499
2015	2,510	34	552
Subsequent five years	16,247	364	3,641